[LETTERHEAD OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP]

                                                                                                                                                June 23, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BlackRock FundsSM — Rule 497(j) Filing
(File No. 333-133762)

Ladies and Gentlemen:

                BlackRock FundsSM filed via EDGAR on June 19, 2006 a copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 relating to the reorganization of Merrill Lynch Inflation Protected Fund into the BlackRock Inflation Protected Bond Portfolio, a series of BlackRock FundsSM (File No. 333-133762), complete with exhibits filed therewith, pursuant to the General Rules and Regulations (the “1933 Act Rules”) of the Securities and Exchange Commission (the “Commission”) promulgated under the  Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

                In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Combined Prospectus/Proxy Statement and the Statement of Additional Information contained therein do not differ from those which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

                Should the staff have any questions regarding the foregoing, please  contact me at (312) 407-0863.

Very truly yours,

/s/ Charles B. Taylor